SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY


                          VARIABLE ANNUITY ACCOUNT NINE
              Supplement to the Prospectuses Dated October 24, 2005

                    ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY
             ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY
              ALLIANCEBERNSTEIN OVATION ADVISOR VARIABLE ANNUITY
                ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY


   Effective August 29, 2011, your Variable Annuity Contract ("Contract") issued by SunAmerica Annuity and Life Assurance Company ("SunAmerica Life") will no longer be administered by Delaware Valley Financial Services. All administration of your Contract will transition to se(2), a third-party administrator.

   Beginning August 29, 2011, please direct all correspondence and questions regarding your Contract to se(2) at the following telephone number or addresses:

   For telephone requests and questions for all Contracts, please call the se(2) toll-free customer service number, 1-800-255-8402, between 7:30 a.m. and 5:00 p.m. Central Standard Time.

   For all overnight mail:

   se(2)
   SunAmerica Annuity and Life Assurance Company
   200 SW 6th Avenue
   Topeka, KS 66603-3704

   For regular mail and additional purchase payments:

   SunAmerica Annuity and Life Assurance Company
   P.O. Box 758570
   Topeka, KS 66636-8570

   This change in third-party administration has no impact upon your rights under your Contract.


   Date:  August 30, 2011





                  Please keep the Supplement with your Prospectus